Condensed consolidated income statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 [1]
Condensed consolidated income statement
Interest receivable	£ 5,553	£ 5,444
Interest payable	(1,549)	(1,118)
Net interest income	4,004	4,326
Fees and commissions receivable	1,762	1,646
Fees and commissions payable	(487)	(451)
Income from trading activities	599	847
Other operating income	1,239	334
Non-interest income	3,113	2,376
Total income	7,117	6,702
Operating expenses	(4,100)	(4,735)
Profit before impairment losses	3,017	1,967
Impairment losses	(323)	(141)
Operating profit before tax	2,694	1,826
Tax charge	(194)	(709)
Profit for the period	2,500	1,117
Attributable to:
Ordinary shareholders	2,038	888
Other owners	202	245
Non-controlling interests	£ 260	£ (16)
Earnings per ordinary share	£ 0.169	£ 0.074
Earnings per ordinary share - fully diluted	£ 0.168	£ 0.074

[1]	Restated. Refer to Note 2 for further details.